Fair value measurements - Schedule of Changes in Level 3 Instruments (Details) - Level 3 [Member] ¥ in Thousands	12 Months Ended
Dec. 31, 2018 CNY (¥)
Liabilities measured at fair value [Line Items]
Balance as of January 1, 2018	¥ 0
Initial recognition upon the extinguishment of Huya's Series A Preferred Shares and the issuance of Huya's Series B-2 Preferred Shares as of March 8, 2018	892,334
Fair value loss on derivative liabilities	2,285,223
Foreign exchange	11,270
Derecognition of derivative liabilities upon the completion of Huya's IPO	(3,188,827)
Balance as of December 31, 2018	0
Conversion Feature Embedded In Series A Preferred Shares [Member]
Liabilities measured at fair value [Line Items]
Balance as of January 1, 2018	0
Initial recognition upon the extinguishment of Huya's Series A Preferred Shares and the issuance of Huya's Series B-2 Preferred Shares as of March 8, 2018	572,237
Fair value loss on derivative liabilities	628,298
Foreign exchange	4,573
Derecognition of derivative liabilities upon the completion of Huya's IPO	(1,205,108)
Balance as of December 31, 2018	0
Conversion Feature Embedded In Series B Preferred Shares [Member]
Liabilities measured at fair value [Line Items]
Balance as of January 1, 2018	0
Initial recognition upon the extinguishment of Huya's Series A Preferred Shares and the issuance of Huya's Series B-2 Preferred Shares as of March 8, 2018	320,097
Fair value loss on derivative liabilities	1,656,925
Foreign exchange	6,697
Derecognition of derivative liabilities upon the completion of Huya's IPO	(1,983,719)
Balance as of December 31, 2018	¥ 0